Label	Element	Value
IQ Chaikin U.S. Small Cap ETF
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INDEXIQ ETF TRUST
(the “Trust”)

IQ Chaikin U.S. Small Cap ETF

(the “Fund”)

Supplement dated March 31, 2020 (“Supplement”)
to the Prospectus dated August 29, 2019 (the “Prospectus”)

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

The following changes are effective April 1, 2020.

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2.

IQ Chaikin U.S. Small Cap ETF

a.

The following changes apply to the Fund’s “Principal Investment Strategies” section beginning on page 43 of the Prospectus.

i.

The final three sentences of the first paragraph are deleted and replaced with the following:

The Underlying Index is an equally weighted index of small-capitalization securities. As of April 1, 2020, the market capitalization range of the Underlying Index is approximately $93 million to $4.8 billion. As of April 1, 2020, the primary sectors within the Underlying Index are consumer goods, health care, industrials, information technology and financials. The composition of the Underlying Index may change over time.

ii.

The fourth paragraph is deleted and replaced with the following:

To be selected for inclusion in the Underlying Index, a security must rank in the least volatile two-thirds of the Parent Index based on volatility over the prior year period.

iii.

The fifth paragraph is deleted and replaced with the following:

The security types eligible for inclusion in the Underlying Index include common stocks and real estate investment trusts (“REITs”). The Underlying Index rebalances and reconstitutes annually and typically consists of up to 500 securities based on the Chaikin Power Gauge ranking. The Underlying Index selection criteria use sector constraints to maintain exposure to the different sectors within a range of 80% to 120% of the weight of the sector in the Parent Index.

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b.

The following disclosures are added to the “Industry/Sector Concentration Risk” risk in the “Principal Risks” section beginning on page 45 of the Prospectus.

Consumer Goods Sector Risk

Companies in the consumer goods sector may be adversely affected by, among other things, changes in domestic and international economies, exchange and interest rates, worldwide demand, competition, consumers’ disposable income levels, propensity to spend and consumer preferences, social trends and marketing campaigns. Companies in the consumer goods sector have historically been characterized as relatively cyclical and therefore more volatile in times of change.

Health Care Sector Risk

Companies in the health care sector may be adversely affected by, among other things, extensive, costly and uncertain government regulation, restrictions on government reimbursement for medical expenses, product obsolescence, increased emphasis on outpatient services, limited number of products and fluctuations in the costs of medical products. Many health care companies are heavily dependent on intellectual property protection, and the expiration of a company’s patent may impact that company’s profitability. Many health care companies are subject to extensive litigation based on product liability and similar claims. Health care companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the health care sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly with no guarantee that any product will come to market.

c.

In the “Industry/Sector Concentration Risk” of the “Description of the Principal Risks of the Funds” section beginning on page 99 of the Prospectus, “Consumer Goods Sector Risk” and “Health Care Sector Risk” are applicable to IQ Chaikin U.S. Small Cap ETF.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Investors Should Retain this Supplement for Future Reference